Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Property and equipment, net
Total	¥ 65,845	¥ 87,062
Accumulated depreciation	(46,534)	(49,179)
Impairment	(1,197)	(1,197)
Property and equipment, net	18,114	36,686		$ 2,776
Impairment loss	0	1,197	¥ 0
Depreciation expenses	14,425	21,652	¥ 14,046
Office furniture and equipment
Property and equipment, net
Total	1,855	1,774
Computer equipment
Property and equipment, net
Total	8,933	8,812
Servers and network equipment
Property and equipment, net
Total	31,967	51,810
Leasehold improvements
Property and equipment, net
Total	9,880	11,427
Vehicles
Property and equipment, net
Total	698	727
Building
Property and equipment, net
Total	¥ 12,512	¥ 12,512